Significant Accounting Policies - Summary of Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,664,132	$ 418,060	¥ 1,563,755	$ 245,387	¥ 2,085,234	¥ 1,148,292
Restricted cash	1,454,682	228,271	1,276,151	$ 200,256	1,900,392	1,348,842
Restricted time deposits	1,745,898	273,969	1,779,458
Financing receivables, net					4,411,488
Loans at fair value	252,970	39,697	381,393
Amounts due from Group companies	6,109		941
Deposits to insurance companies and guarantee companies	1,378,489	216,315	1,066,281		1,251,003
Contract assets, service fees receivable and guarantee receivables					3,454,851
Property, equipment and software, net	195,330	30,652	125,694
Land use rights, net and right of use assets	966,067	151,597	1,000,467
TOTAL ASSETS	21,026,194	3,299,466	20,345,165
Liabilities [Abstract]
Funding debts	3,798,233
Deferred guarantee income	419,843	65,883	694,582
TOTAL LIABILITIES	12,958,385	2,033,452	14,814,427
SHAREHOLDERS’ EQUITY:
Total equity attributable to owners of the company	8,027,616	1,259,708	5,490,738
Non-controlling interests	40,193	6,306	40,000
TOTAL SHAREHOLDERS’ EQUITY	8,067,809	1,266,014	5,530,738		¥ 6,599,539	¥ 4,106,792
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,026,194	$ 3,299,466	20,345,165
VIEs
ASSETS
Cash and cash equivalents	2,132,402		1,300,220
Restricted cash	1,423,233		1,274,718
Restricted time deposits	424,678		509,600
Financing receivables, net	4,014,102		5,123,309
Loans at fair value	252,970		381,393
Amounts due from Group companies	58,050		219,807
Deposits to insurance companies and guarantee companies	1,378,489		1,066,281
Contract assets, service fees receivable and guarantee receivables	4,661,403		5,103,246
Property, equipment and software, net	129,769		58,812
Land use rights, net and right of use assets	1,096,579		1,056,444
Long-term investments	448,886		435,790
Other assets	2,675,389		2,219,213
TOTAL ASSETS	18,695,950		18,748,833
Liabilities [Abstract]
Amounts due to Group companies	6,452,376		4,930,414
Short-term borrowings	1,735,931		1,751,633
Funding debts	3,798,233		5,511,749
Deferred guarantee income	419,843		694,582
Contingent guarantee liabilities	928,840		1,738,787
Other liabilities	3,593,686		2,754,100
TOTAL LIABILITIES	16,928,909		17,381,265
SHAREHOLDERS’ EQUITY:
Total equity attributable to owners of the company	1,726,848		1,327,568
Non-controlling interests	40,193		40,000
TOTAL SHAREHOLDERS’ EQUITY	1,767,041		1,367,568
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 18,695,950		¥ 18,748,833